Ordinary share (Tables)	12 Months Ended
Dec. 31, 2025
Ordinary share
Shares outstanding
	2025	2024

Shares issued	7,902,332	7,899,832
Less: shares under treasury stock	(455,320)	(183,533)
	7,447,012	7,716,299